Employee Benefit Plans and Postretirement Benefits - Net Periodic Benefit Cost (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pension
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 25	$ 30	$ 30
Interest cost	71	74	87
Expected return on assets	(112)	(111)	(113)
Amortization of:
Prior service cost (credit)	(1)	(1)	0
Actuarial loss (gain)	74	90	76
Settlement loss and other	1	4	0
Net periodic benefit cost	58	86	80
Healthcare
Defined Benefit Plan Disclosure [Line Items]
Service cost	6	6	7
Interest cost	24	36	39
Expected return on assets	(7)	(7)	(6)
Amortization of:
Prior service cost (credit)	(82)	(2)	(4)
Actuarial loss (gain)	7	6	15
Settlement loss and other	0	0	0
Net periodic benefit cost	(52)	39	51
Other
Defined Benefit Plan Disclosure [Line Items]
Service cost	15	15	13
Interest cost	3	3	4
Expected return on assets	0	0	0
Amortization of:
Prior service cost (credit)	1	1	(1)
Actuarial loss (gain)	4	5	8
Settlement loss and other	1	2	1
Net periodic benefit cost	$ 24	$ 26	$ 25